FINANCIAL INSTRUMENTS - Risk Exposure (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL INSTRUMENTS
Secured notes	$ 2,817,554	$ 2,454,300
Liabilities	7,448,306	19,076,473
Cash	$ 22,317,548	$ 53,884,809	$ 82,165,273